Activity in Acquired Accruals for Restructuring Charges Established for Lease Termination Costs (Detail) (USD $)	6 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Beginning Balance	$ 475,571
Adjustments	(172,686)
Cash payments	(224,650)
Ending Balance	78,235	475,570
Lease Termination Costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Beginning Balance	355,029	78,235
Adjustments	(172,686)	139,940
Cash payments	(84,108)	(30,575)
Ending Balance	78,235	187,600
Other Exit Costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Beginning Balance	140,542
Adjustments
Cash payments	(140,542)
Ending Balance